REVENUE (Tables)	12 Months Ended
Oct. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents the company’s total revenue and segment revenue disaggregated by geographical region:

	Life Sciences and Diagnostics Markets	Agilent CrossLab	Applied Markets	Total
	(in millions)
Year Ended October 31, 2024:
Americas	$1,157	$1,048	$368	$2,573
Europe	723	741	306	1,770
Asia Pacific	586	958	623	2,167
Total	$2,466	$2,747	$1,297	$6,510

Year Ended October 31, 2023:
Americas	$1,333	$1,003	$396	$2,732
Europe	729	701	324	1,754
Asia Pacific	718	952	677	2,347
Total	$2,780	$2,656	$1,397	$6,833

Year Ended October 31, 2022:
Americas	$1,336	$941	$405	$2,682
Europe	710	666	323	1,699
Asia Pacific	798	956	713	2,467
Total	$2,844	$2,563	$1,441	$6,848

The following table presents the company’s total revenue disaggregated by end markets and by revenue type:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Revenue by End Markets
Pharmaceutical and Biopharmaceutical	$2,242	2,433	$2,515
Diagnostics and Clinical	964	966	963
Academia and Government	567	601	576
Chemicals and Advanced Materials	1,495	1,543	1,521
Food	592	628	617
Environmental and Forensics	650	662	656
Total	$6,510	$6,833	$6,848

Revenue by Type
Instrumentation	$2,354	2,742	$2,907
Non-instrumentation and other	4,156	4,091	3,941
Total	$6,510	$6,833	$6,848

Contract with Customer, Asset and Liability
The following table provides information about contract liabilities (deferred revenue) and the significant changes in the balances during the years ended October 31, 2023 and 2024:

Contract Liabilities
(in millions)

Ending balance as of October 31, 2022	$557
Net revenue deferred in the period	488
Revenue recognized that was included in the contract liability balance at the beginning of the period	(409)
Change in deferrals from customer cash advances, net of revenue recognized	(28)
Currency translation and other adjustments	8
Ending balance as of October 31, 2023	$616
Net revenue deferred in the period	469
Revenue recognized that was included in the contract liability balance at the beginning of the period	(448)
Change in deferrals from customer cash advances, net of revenue recognized	(9)
Contract liabilities acquired in business combinations	70
Currency translation and other adjustments	3
Ending balance as of October 31, 2024	$701